                                ING EQUITY TRUST
                              ING CONVERTIBLE FUND
                          ING DISCIPLINED LARGECAP FUND
                   (FORMERLY ING RESEARCH ENHANCED INDEX FUND)
                            ING EQUITY AND BOND FUND
                           ING FINANCIAL SERVICES FUND
                          ING GROWTH OPPORTUNITIES FUND
                          ING LARGE COMPANY VALUE FUND
                          ING MIDCAP OPPORTUNITIES FUND
                         ING SMALLCAP OPPORTUNITIES FUND
                          ING TAX EFFICIENT EQUITY FUND

                           ING INVESTMENT FUNDS, INC.
                                ING MAGNACAP FUND

                     Supplement Dated as of August 13, 2003
             To Domestic Equity Statement of Additional Information
                            Dated September 23, 2002
                       (As Supplemented January 16, 2003)

Effective immediately, the "Investment Adviser" and "Sub-Advisory Agreements" sections beginning on page 34 of the Statement of Additional Information ("SAI") are revised as follows:

a) The first paragraph of the section entitled "Investment Adviser" on page 34 of the SAI is replaced in its entirety with the following:

      The investment adviser for the ING Funds is ING Investments, LLC ("Investment Adviser" or "ING Investments"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as structured financial vehicles. The Investment Adviser, subject to the authority of the Directors/Trustees of the ING Funds, has the overall responsibility for the management of each ING Fund's portfolio subject to delegation of certain responsibilities to other investment advisers (each a "Sub-Adviser" and collectively, "Sub-Advisers"): Aeltus Investment Management, Inc. ("ING Aeltus") as Sub-Adviser to the ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING SmallCap Opportunities Fund, ING Disciplined LargeCap Fund, ING Financial Services Fund, ING Large Company Value Fund, ING MagnaCap Fund, ING Tax Efficient Equity Fund, ING Convertible Fund and ING Equity and Bond Fund; Wellington Management Company, LLP ("Wellington") as the Sub-Adviser for the ING LargeCap Growth Fund; Brandes Investment Partners, LLC ("Brandes") as the Sub-Adviser for the ING MidCap Value Fund and ING SmallCap Value Fund; and Clarion CRA Securities, L.P. ("CRA") as the Sub-Adviser to ING Real Estate Fund. The Investment Adviser is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Groep N.V."). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

b) The following is added after the fifth paragraph of the section entitled "Investment Adviser" on page 34 - 35 of the SAI:

      Prior to August 1, 2003, the ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING SmallCap Opportunities Fund, ING Financial Services Fund, ING Large Company Value Fund, ING MagnaCap Fund, ING Tax Efficient Equity Fund, ING Convertible Fund and ING Equity and Bond Fund were directly managed by the Investment Adviser. ING has undertaken an internal reorganization that will, among other things, integrate certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. On August 1, 2003, ING Aeltus became the sub-adviser to the ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING SmallCap Opportunities Fund, ING Disciplined LargeCap Fund, ING Financial Services Fund, ING Large Company Value Fund, ING MagnaCap Fund, ING Tax Efficient Equity Fund, ING Convertible Fund and ING Equity and Bond Fund. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Funds. As a result of this integration plan the operational and supervisory functions of the Funds Investment Management Agreements will be separated from the portfolio management functions related to the Funds, with the former continuing to be provided by the Investment Adviser and the latter provided by ING Aeltus. The portfolio management personnel for these Funds did not change as a result of this internal reorganization.

c) The following replaces the sixth paragraph of the section entitled "Investment Adviser" on page 35 of the SAI:

      In connection with their deliberations relating to each Fund's current Investment Management Agreement and the Sub-Advisory Agreements with ING Aeltus with regard to Disciplined LargeCap Fund, Clarion and Brandes, the Board of Directors/Trustees, including the Independent Directors/Trustees, considered information that had been provided by ING Investments and the Sub-Advisers to the Funds that engage them. In considering the Investment Management Agreements and Sub-Advisory Agreements, the Board of Directors/Trustees considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Directors/Trustees in reviewing the Investment Management Agreements included, but were not limited to, the following: (1) the performance of each Fund compared to performance of a peer group of funds;
      (2) the nature and quality of the services provided by ING Investments to the Funds; (3) the fairness of the compensation under the Investment Management Agreements in light of the services provided to the Funds; (4) the profitability to ING Investments from the Investment Management Agreements; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; (6) the expenses borne by the Funds and a comparison of each Fund's fees and expenses to those of a peer group of funds; and (7) ING Investments' compliance capabilities and efforts on behalf of each Fund. The Board of Directors/Trustees also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.

      The factors considered by the Board in reviewing the Sub-Advisory Agreement with ING Aeltus with respect to Convertible Fund, Disciplined LargeCap Fund, Equity and Bond Fund,

      Financial Services Fund, Growth Opportunities Fund, Large Company Value Fund, MidCap Opportunities Fund, SmallCap Opportunities Fund, Tax Efficient Equity Fund and MagnaCap Fund included, but were not limited to, the following: (1) the centralization of asset managers will allow ING to access and leverage the capabilities of its portfolio management personnel among all subsidiaries; (2) the reorganization will facilitate more effective use of research and trading facilities and capabilities for greater efficiency; (3) the consolidation of portfolio management personnel within one entity will permit certain future changes in portfolio managers without the potential expense of shareholder proxy solicitations; and (4) the reorganization can help ING Aeltus to build a larger, more coherent management structure and to retain and attract highly qualified portfolio mangers. The Board noted that ING Aeltus had taken steps to ameliorate any disadvantages, which might result from the reorganization. In addition, the Board considered; (1) the current portfolio managers will remain and continue to provide services under the direction of ING Aeltus; (2) that the nature and quality of the services to be provided by ING Aeltus including ING Aeltus's extensive investment management experience and the quality of services provided to the other mutual funds advised by ING Aeltus; (3) the fairness of the compensation under the Sub-Advisory Agreement, in light of the services being provided;
      (4) the personnel, operations, financial condition, and investment management capabilities and methodologies of ING Aeltus after the reorganization; (5) the expectation of management that the reorganization will enable ING Aeltus to attract additional highly qualified personnel and to leverage its portfolio management resources and trading and research capabilities; and (6) compensation and the fact that the cost of ING Aeltus will be paid by the Adviser and not directly by the Fund. The Board also considered the advisory fee to be retained by ING Investment for its oversight and monitoring service that will be provided to the sub-advised Funds. After considering ING Investments' recommendation and these other factors, the Board concluded that engaging ING Aeltus, as Sub-Adviser would be in the best interests of the Trust and its shareholders.

d) The following is added after the third paragraph of the section entitled "Sub-Advisory Agreements" on page 40 of the SAI:

      Pursuant to a Sub-Advisory Agreement between the Investment Adviser and ING Aeltus, ING Aeltus acts as Sub-Adviser to ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING SmallCap Opportunities Fund, ING Disciplined LargeCap Fund, ING Financial Services Fund, ING Large Company Value Fund, ING MagnaCap Fund, ING Tax Efficient Equity Fund, ING Convertible Fund and ING Equity and Bond Fund. In this capacity, ING Aeltus, subject to the supervision and control of the Investment Adviser and the Directors/Trustees of the Funds, on behalf of the Funds, manages the Funds' portfolio investments consistently with the Funds' investment objective, and executes any of the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. ING Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3602. ING Aeltus is a wholly owned subsidiary of ING Groep N.V.

e) The following funds are added to the table in the ninth paragraph of the section entitled "Sub-Advisory Agreements" on page 40 of the SAI:

ING Convertible Bond Fund          0.3375% of the first $500 million of the
                                   Fund's daily net assets
                                   0.3038% of the next $500 million of assets
                                   0.2925% of the assets in excess of $1 billion

ING Equity and Bond Fund           0.3375% of the first $500 million of the
                                   Fund's daily net assets
                                   0.3038% of the next $500 million of assets
                                   0.2925% of the assets in excess of $1 billion

ING Financial Services Fund        0.4500% of the first $30 million of the
                                   Fund's daily net assets
                                   0.3375% of the next $95 million of assets
                                   0.3150% of the assets in excess of $125
                                   million

ING Growth Opportunities Fund      0.4275%

ING Large Company Value Fund       0.3375% of the first $100 million of the
                                   Fund's daily net assets
                                   0.2700% of assets in excess of $100 million
                                   0.2250% of the assets in excess of $150
                                   million up to $250 million
                                   0.1800% of assets in excess of $250 million

ING MidCap Opportunities Fund      0.4500%

ING SmallCap Opportunities Fund    0.4500%

ING Tax Efficient Equity Fund      0.3600%

ING MagnaCap Fund                  0.4500% of the first $30 million of the
                                   Fund's daily net assets
                                   0.3375% of the next $30 million to $250
                                   million
                                   0.2813% of $250 million to $500 million
                                   0.2250% of assets in excess of $500 million


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